LEASES - Weighted-average lease term and discount rate (Details)	Dec. 31, 2021	Dec. 31, 2020
LEASES
Finance leases, Weighted-average remaining lease term	3 years 3 months 18 days	3 years 6 months
Finance leases, Weighted-average discount rate	1.41%	1.35%
Operating leases, Weighted-average remaining lease term	5 years 2 months 12 days	5 years 8 months 12 days
Operating leases, Weighted-average discount rate	2.66%	2.19%